SCHEDULE OF RELATIONSHIP OF RELATED PARTIES (Details) (Parenthetical)	Jun. 30, 2022	Jul. 06, 2018
Linsun Smart Technology Co Ltd [Member]
Equity ownership percentage	10.00%
Dogness Network Technology Co Ltd [Member]
Equity ownership percentage	13.00%	10.00%